STERLING CAPITAL FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 100.0%
	CAPITAL MARKETS - 8.6%
5,564	S&P Global, Inc.	$2,969,729

	DIVERSIFIED FINANCIAL SERVICES - 4.2%
2,475	MSCI, Inc.	1,461,512

	E-COMMERCE DISCRETIONARY - 4.5%
7,260	Amazon.com, Inc.(a)	1,541,153

	HEALTH CARE EQUIPMENT & SUPPLIES - 6.9%
5,515	IDEXX Laboratories, Inc.(a)	2,410,662

	HEALTH CARE TECHNOLOGY - 4.7%
7,199	Veeva Systems, Inc., Class A(a)	1,613,584

	INTERNET MEDIA & SERVICES - 4.1%
8,223	Alphabet, Inc., Class C	1,416,165

	IT SERVICES - 4.6%
14,151	Shopify, Inc., Class A(a)	1,584,912

	PROFESSIONAL SERVICES - 7.4%
33,438	CoStar Group, Inc.(a)	2,549,648

	ROAD & RAIL - 3.5%
6,976	Old Dominion Freight Line, Inc.	1,231,264

	SEMICONDUCTORS - 8.4%
2,157	ASML Holding N.V. - ADR	1,529,486
18,628	Tokyo Electron Ltd. - ADR	1,384,619
		2,914,105
	SOFTWARE - 26.4%
4,568	Atlassian Corporation, Class A(a)	1,298,500
3,556	Cadence Design Systems, Inc.(a)	890,778
1,910	HubSpot, Inc.(a)	1,382,821
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STERLING CAPITAL FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares			Fair Value
		COMMON STOCKS — 100.0% (Continued)
		SOFTWARE - 26.4% (Continued)
2,477		Microsoft Corporation	$983,344
5,226		MongoDB, Inc.(a)	1,397,589
1,216		ServiceNow, Inc.(a)	1,130,588
1,953		Synopsys, Inc.(a)	893,068
4,593		Workday, Inc., Class A(a)	1,209,521
			9,186,209
		TECHNOLOGY SERVICES - 13.3%
254,423		Adyen N.V. - ADR(a)	4,584,702

		TRANSPORTATION & LOGISTICS - 3.4%
2,837		Saia, Inc.(a)	1,161,581

		TOTAL COMMON STOCKS (Cost $33,098,462)	34,625,226

		TOTAL INVESTMENTS - 100.0% (Cost $33,098,462)	$34,625,226
		LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(b)	(14,651)
		NET ASSETS - 100.0%	$34,610,575

ADR	-	American Depositary Receipt
LTD	-	Limited Company
MSCI	-	Morgan Stanley Capital International
N.V	-	Naamioze Vennootschap

(a)		Non-income producing security.
(b)		Less than 0.1%.

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